UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-44660

                             Monetta Fund, Inc.
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               (Exact name of registrant as specified in charter)

                             1776 S. Naperville Road, Suite 100
                             Wheaton, IL 60187-8133
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               (Address of principal executive offices) (Zip Code)

                              Monetta Financial Services, Inc.
                              1776-A S. Naperville Road, Suite 100
                              Wheaton, IL 60187-8133
        -----------------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: 1-630-462-9800
                                                           --------------

                     Date of fiscal year end: December 31
                                              --------------

                     Date of reporting period: September 30, 2007
                                               ------------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss.239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss.3507.

ITEM 1. SCHEDULE OF INVESTMENTS





MONETTA FUND, INC.
SCHEDULE OF INVESTMENTS (UNAUDITED)
SEPTEMBER 30, 2007




COMMON STOCKS - 94.4%
NUMBER OF SHARES                                                                          MARKET VALUE

Aerospace/Defense - 2.7%
    *13,000   BE Aerospace, Inc.                                                              $539,890
     10,000   Raytheon Co.                                                                     638,200
      7,000   United Technologies Corp.                                                        563,360
                                                                                        --------------
                                                                                             1,741,450
Agriculture - 2.4%
      5,000   Bunge Ltd.                                                                       537,250
     12,000   Monsanto Co.                                                                   1,028,880
                                                                                        --------------
                                                                                             1,566,130
Apparel - 0.8%
     10,000   Guess?, Inc.                                                                     490,300


Beverages - 2.0%
     10,000   The Coca-Cola Co.                                                                574,700
     10,000   PepsiCo, Inc.                                                                    732,600
                                                                                        --------------
                                                                                             1,307,300
Biotechnology - 2.1%
    *10,000   Biogen Idec, Inc.                                                                663,300
    *10,000   Celgene Corp.                                                                    713,100
                                                                                        --------------
                                                                                             1,376,400
Chemicals - 1.6%
     10,000   Potash Corp. of Saskatchewan, Inc.                                             1,057,000


Computers - 3.9%
     *6,000   Apple Computer, Inc.                                                             921,240
     *4,500   Cognizant Technology Solutions Corp. - CL A                                      358,965
     *7,000   Research in Motion Ltd.                                                          689,850
    *10,000   SanDisk Corp.                                                                    551,000
                                                                                        --------------
                                                                                             2,521,055
Distribution/Wholesale - 0.7%
     10,000   Fastenal Co.                                                                     454,100


Diversified Financial Services - 3.5%
      3,000   The Goldman Sachs Group, Inc.                                                    650,220
     *5,000   IntercontinentalExchange, Inc.                                                   759,500
     15,000   Jefferies Group, Inc.                                                            417,450
     20,000   The Charles Schwab Corp.                                                         432,000
                                                                                        --------------
                                                                                             2,259,170
Electrical Component & Equipment - 2.6%
     10,000   Belden, Inc.                                                                     469,100
     10,000   Emerson Electric Co.                                                             532,200
    *10,000   General Cable Corp.                                                              671,200
                                                                                        --------------
                                                                                             1,672,500
Electronics - 2.9%
     12,000   Amphenol Corp. -  CL A                                                           477,120
      8,000   Garmin Ltd.                                                                      955,200
     *7,000   Waters Corp.                                                                     468,440
                                                                                        --------------
                                                                                             1,900,760
Energy-Alternate Sources - 2.2%
     *7,000   First Solar, Inc.                                                                824,180
    *15,000   Suntech Power Holdings Co., Ltd. - SP ADR (b)                                    598,500
                                                                                        --------------
                                                                                             1,422,680
Engineering & Construction - 1.6%
     15,000   ABB Ltd.                                                                         393,450
    *12,000   McDermott Int'l, Inc.                                                            648,960
                                                                                        --------------
                                                                                             1,042,410
Entertainment - 1.4%
     10,000   Int'l Game Technology                                                            431,000
    *12,000   Scientific Games Corp. - CL A                                                    451,200
                                                                                        --------------
                                                                                               882,200
Environmental Control - 0.9%
     15,000   Waste Management, Inc.                                                           566,100


Gas - 0.6%
     12,000   Southern Union Co.                                                               373,320


Healthcare-Products - 4.2%
      6,000   Becton, Dickinson and Co.                                                        492,300
     *7,000   Hologic, Inc.                                                                    427,000
     *3,100   Intuitive Surgical, Inc.                                                         713,000
    *10,000   St. Jude Medical, Inc.                                                           440,700
      9,000   Stryker Corp.                                                                    618,840
                                                                                        --------------
                                                                                             2,691,840
Healthcare-Services - 1.8%
     12,000   Aetna, Inc.                                                                      651,240
     10,000   UnitedHealth Group, Inc.                                                         484,300
                                                                                        --------------
                                                                                             1,135,540
Home Furnishings - 0.7%
     12,000   Tempur-Pedic Int'l, Inc.                                                         429,000


Internet - 5.9%
     *9,000   Amazon.com, Inc.                                                                 838,350
    *15,000   eBay, Inc.                                                                       585,300
     *1,000   Google, Inc. - CL A                                                              567,270
     *7,000   Priceline.com, Inc.                                                              621,250
    *20,000   Shanda Interactive Entertainment Ltd.                                            744,200
    *18,000   Yahoo! Inc.                                                                      483,120
                                                                                        --------------
                                                                                             3,839,490
Iron/Steel - 1.7%
     10,000   Allegheny Technologies, Inc.                                                   1,099,500


Lodging - 2.5%
     *9,000   Las Vegas Sands Corp.                                                          1,200,780
     *5,000   MGM MIRAGE, Inc.                                                                 447,200
                                                                                        --------------
                                                                                             1,647,980
Machinery-Diversified - 0.8%
      4,000   Cummins, Inc.                                                                    511,560


Media - 2.3%
    *15,000   Discovery Holding Co. - CL A                                                     432,750
     20,000   The Walt Disney Co.                                                              687,800
    *25,000   XM Satellite Radio Holdings, Inc. - CL A                                         354,250
                                                                                        --------------
                                                                                             1,474,800
Metal Fabricate/Hardware - 2.3%
     23,000   Commercial Metals Co.                                                            727,950
      5,000   Precision Castparts Corp.                                                        739,900
                                                                                        --------------
                                                                                             1,467,850
Miscellaneous Manufacturing - 2.7%
     15,000   General Electric Co.                                                             621,000
     10,000   Harsco Corp.                                                                     592,700
      8,000   ITT Corp.                                                                        543,440
                                                                                        --------------
                                                                                             1,757,140
Oil & Gas - 3.8%
      5,000   Diamond Offshore Drilling, Inc.                                                  566,450
    *12,000   Transocean, Inc.                                                               1,356,600
      8,000   Valero Energy Corp.                                                              537,440
                                                                                        --------------
                                                                                             2,460,490
Oil & Gas Services - 5.4%
     10,000   Halliburton Co.                                                                  384,000
     *8,000   National-Oilwell Varco, Inc.                                                   1,156,000
    *12,000   Oceaneering Int'l, Inc.                                                          909,600
     10,000   Schlumberger Ltd.                                                              1,050,000
                                                                                        --------------
                                                                                             3,499,600
Pharmaceuticals - 3.8%
    *10,000   Amylin Pharmaceuticals, Inc.                                                     500,000
    *15,000   Gilead Sciences, Inc.                                                            613,050
    *10,000   Medco Health Solutions, Inc.                                                     903,900
        *89   OSI Pharmaceuticals, Inc. - RT (c)                                                     0
     10,000   Teva Pharmaceutical Industries Ltd. - SP ADR (b)                                 444,700
                                                                                        --------------
                                                                                             2,461,650
Real Estate - 0.7%
    *16,000   CB Richard Ellis Group, Inc.                                                     445,440


Retail - 5.9%
     *5,500   Chipotle Mexican Grill, Inc. - CL A                                              649,715
     10,000   Costco Wholesale Corp.                                                           613,700
     12,000   CVS/Caremark Corp.                                                               475,560
    *15,000   Dollar Tree Stores, Inc.                                                         608,100
    *15,000   GameStop  Corp. - CL A                                                           845,250
     12,000   McDonald's Corp.                                                                 653,640
                                                                                        --------------
                                                                                             3,845,965
Semiconductors - 4.5%
    *14,000   Broadcom Corp. - CL A                                                            510,160
     20,000   Intel Corp.                                                                      517,200
     *8,000   MEMC Electronics Materials, Inc.                                                 470,880
    *15,000   NVIDIA Corp.                                                                     543,600
    *17,000   Sirf Technology Holdings, Inc.                                                   362,950
    *10,000   Varian Semiconductor Equipment Assoc., Inc.                                      535,200
                                                                                        --------------
                                                                                             2,939,990
Software - 4.8%
    *16,000   Electronic Arts, Inc.                                                            895,840
      4,000   MasterCard, Inc. - CL A                                                          591,880
     *7,000   NAVTEQ Corp.                                                                     545,790
    *20,000   Oracle Corp.                                                                     433,000
    *15,000   VeriFone Holdings, Inc.                                                          664,950
                                                                                        --------------
                                                                                             3,131,460
Telecommunications - 7.3%
     10,000   America Movil S.A. de C.V. - ADR Series L (b)                                    640,000
    *10,000   American Tower Corp. - CL - A                                                    435,400
    *25,000   Cisco Systems, Inc.                                                              827,750
     20,000   Corning, Inc.                                                                    493,000
    *10,000   Crown Castle Int'l Corp.                                                         406,300
     *8,000   Millicom Int'l Cellular S.A.                                                     671,200
    *10,000   NII Holdings, Inc.                                                               821,500
    *20,000   Time Warner Telecom, Inc. - CL A                                                 439,400
                                                                                        --------------
                                                                                             4,734,550
Transportation - 1.4%
      6,000   Burlington Northern Santa Fe Corp.                                               487,020
      8,000   Norfolk Southern Corp.                                                           415,280
                                                                                        --------------
                                                                                               902,300

                                                                                        --------------
TOTAL COMMON STOCKS                                                                         61,109,020
  (COST $48,291,639)(a)


VARIABLE RATE DEMAND NOTES - 2.5%
PRINCIPAL AMOUNT
   985,800   American Family Financial Services Co. - 4.242%**                                 985,800
   664,900   Wisconsin Corp. Central Credit Union - 4.799%**                                   664,900

                                                                                        --------------
TOTAL VARIABLE RATE DEMAND NOTES                                                             1,650,700
  (COST $1,650,700)(a)

MUTUAL FUNDS - 2.9%
NUMBER OF SHARES
 1,879,175   Monetta Gov't Money Market Fund                                                 1,879,175

                                                                                        --------------
TOTAL INVESTMENTS - 99.8%                                                                   64,638,895
  (COST $51,821,514)(a)

OTHER NET ASSETS LESS LIABILITIES - 0.2%                                                       118,901

                                                                                        --------------
TOTAL NET ASSETS - 100%                                                                    $64,757,796

                                                                                         ==============






(a) Cost is identical for book and tax purposes; the aggregate gross unrealized appreciation is $13,164,715 and the aggregate gross unrealized depreciation is $247,334, resulting in net unrealized appreciation of $12,817,381.

(b) American Depository Receipt (ADR)

(c) Right (RT) - security giving the holder the entitlement to purchase new shares issued by the corporation, at a specified price within a specified period of time.

*  Non-income producing security.

** Rate in effect at September 30, 2007.

ITEM 2. CONTROLS AND PROCEDURES

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under Act(17 CFR 270.30a-3(c))) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under Act(17 CFR270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b)
    under the Exchange Act(17  CFR   240.13a-15(b) or 240.15d-15(b)).

(b) There were no significant changes in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act(17 CFR270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal controls over financial reporting.


ITEM 3. EXHIBITS

     Certification for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17CFR270.30A-2(a)).

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.



(Registrant) Monetta Funds, Inc.
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By (Signature and Title)* /s/ ROBERT S. BACARELLA
                         -------------------------------------------------------
                          Robert S. Bacarella, Principal Executive Officer

Date                      November 7, 2007
    ----------------------------------------------------------------------------



(Registrant) Monetta Funds, Inc.
             -------------------------------------------------------------------

By (Signature and Title)* /s/ Lynn H. Waterloo
                         -------------------------------------------------------
                          Lynn H. Waterloo, Principal Financial Officer

Date                      November 7, 2007
    ----------------------------------------------------------------------------



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/  ROBERT S. BACARELLA
                         -------------------------------------------------------
                          Robert S. Bacarella, Principal Executive Officer

Date                      November 7, 2007
    ----------------------------------------------------------------------------



By (Signature and Title)* /s/  LYNN H. WATERLOO
                         -------------------------------------------------------
                          Lynn H. Waterloo, Principal Financial Officer

Date                      November 7, 2007
    ----------------------------------------------------------------------------